UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X ];  Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  April 6, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:       $129,661
                                           (x thousand)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AFLAC INC                      COM              001055102     4456    75845 SH       DEFINED                     0        0    75845
AEROPOSTALE INC                COM              007865108     1772    55200 SH       DEFINED                     0        0    55200
ALTERA CORP                    COM              021441100     4703   227430 SH       DEFINED                     0        0   227430
AMETEK INC (NEW)               COM              031100100     1624    39830 SH       DEFINED                     0        0    39830
AMPHENOL CORP CL A             COM              032095101     1848    46040 SH       DEFINED                     0        0    46040
APPLIED INDUSTRIAL TECH INC    COM              03820C105     1353    50240 SH       DEFINED                     0        0    50240
ATWOOD OCEANICS INC            COM              050095108     1461    40140 SH       DEFINED                     0        0    40140
BUCKLE INC                     COM              118440106     1267    22810 SH       DEFINED                     0        0    22810
CONOCOPHILLIPS                 COM              20825C104     3755    51260 SH       DEFINED                     0        0    51260
CURTISS WRIGHT CORP            COM              231561101     1505    33110 SH       DEFINED                     0        0    33110
DANAHER CORP                   COM              235851102     4385    63190 SH       DEFINED                     0        0    63190
DONALDSON INC                  COM              257651109     1683    40150 SH       DEFINED                     0        0    40150
DOVER CORP                     COM              260003108     3838    94660 SH       DEFINED                     0        0    94660
ENSCO INTL INC                 COM              26874Q100     4240    73570 SH       DEFINED                     0        0    73570
ENERGEN CORP                   COM              29265N108     1272    28100 SH       DEFINED                     0        0    28100
FLOWERS FOODS INC              COM              343498101     1886    64230 SH       DEFINED                     0        0    64230
GARDNER DENVER MACHINERY INC   COM              365558105     1359    39130 SH       DEFINED                     0        0    39130
GEN DYNAMICS CORP              COM              369550108     3391    46060 SH       DEFINED                     0        0    46060
GUSHAN ENVIRONMENTAL           COM              40330W106      360    70520 SH       DEFINED                     0        0    70520
HALLIBURTON CO                 COM              406216101     3490   107740 SH       DEFINED                     0        0   107740
HASBRO INC                     COM              418056107     1637    47160 SH       DEFINED                     0        0    47160
HEWLETT PACKARD CORP           COM              428236103     4647   100500 SH       DEFINED                     0        0   100500
ITT CORP NEW                   COM              450911102     3904    70195 SH       DEFINED                     0        0    70195
JOHNSON & JOHNSON              COM              478160104     4827    69680 SH       DEFINED                     0        0    69680
KIRBY CORP                     COM              497266106     1401    36920 SH       DEFINED                     0        0    36920
MATSUSHITA ELEC INDL              SPONSORED ADR 576879209     4124   237950 SH       DEFINED                     0        0   237950
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1889    37220 SH       DEFINED                     0        0    37220
MCDONALDS CORP                 COM              580135101     4908    79545 SH       DEFINED                     0        0    79545
NEWMARKET CORP                 COM              651587107     1477    28110 SH       DEFINED                     0        0    28110
NIKE INC CL B                  COM              654106103     5557    83070 SH       DEFINED                     0        0    83070
NUCOR CORP                     COM              670346105     2610    66070 SH       DEFINED                     0        0    66070
OWENS & MINOR INC (NEW)        COM              690732102     1843    38000 SH       DEFINED                     0        0    38000
PHARMACEUTICAL PRODUCT DEV INC COM              717124101     1867    45160 SH       DEFINED                     0        0    45160
PUBLIC STORAGE                 COM              74460D109     5940    59990 SH       DEFINED                     0        0    59990
ROSS STORES INC.               COM              778296103     1295    35190 SH       DEFINED                     0        0    35190
ST JUDE MEDICAL INC            COM              790849103     4419   101605 SH       DEFINED                     0        0   101605
ST MARYS LAND & EXPL CO        COM              792228108     1602    44940 SH       DEFINED                     0        0    44940
SAP AG                         COM              803054204     4814    90095 SH       DEFINED                     0        0    90095
STEEL DYNAMICS INC             COM              858119100     1420    83100 SH       DEFINED                     0        0    83100
STRYKER CORP                   COM              863667101     3689    59220 SH       DEFINED                     0        0    59220
SUN HYDRAULICS CORP            COM              866942105     1228    47145 SH       DEFINED                     0        0    47145
SYBASE INC                     COM              871130100     1935    63210 SH       DEFINED                     0        0    63210
SYNNEX CORP                    COM              87162W100     1794    80300 SH       DEFINED                     0        0    80300
SYNIVERSE HOLDINGS INC         COM              87163F106     1700   102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     4981   163220 SH       DEFINED                     0        0   163220
TRUE RELIGION APPAREL INC      COM              89784N104     1945    75250 SH       DEFINED                     0        0    75250
TUPPERWARE BRANDS CORP         COM              899896104     1110    40160 SH       DEFINED                     0        0    40160
UNIT CORPORATION               COM              909218109     1450    29100 SH       DEFINED                     0        0    29100